Unsecured senior notes (Tables) - Unsecured senior notes	12 Months Ended
Mar. 31, 2017
Unsecured senior notes
Summary of the unsecured senior notes

The following table provides a summary of the Company's unsecured senior notes as of March 31, 2017:

	Amounts	Effective interest rate
	(in millions of RMB)
US$300 million floating rate notes due 2017	2,066	1.69%
US$1,000 million 1.625% notes due 2017	6,883	1.77%
US$2,250 million 2.500% notes due 2019	15,434	2.67%
US$1,500 million 3.125% notes due 2021	10,268	3.26%
US$2,250 million 3.600% notes due 2024	15,414	3.68%
US$700 million 4.500% notes due 2034	4,760	4.60%

Carrying value	54,825
Unamortized discount and debt issuance costs	298

Total principal amounts of unsecured senior notes	55,123
Less: current portion of principal amounts of unsecured senior notes	(8,957)

Non-current portion of principal amounts of unsecured senior notes	46,166

Schedule of future principal payments due

As of March 31, 2017, the future principal payments for the Company's unsecured senior notes will be due according to the following schedule:

Principal amounts
(in millions of RMB)
Within 1 year	8,957
Between 1 to 2 years	—
Between 2 to 3 years	15,503
Between 3 to 4 years	—
Between 4 to 5 years	10,336
Thereafter	20,327

55,123